Stock Options and Warrants (Details Textual) (USD $)	1 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		10 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 01, 2013	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Successor [Member]	Nov. 11, 2012 Predecessor [Member]
Maximum number of common shares authorized to purchase								14,000,000
Number of shares avalible for future grant				4,600,000		5,090,000
Remaining weighted-average vesting period				3 years 9 months 29 days		3 years 10 months 24 days
Shares outstanding under the plan, value				$ 4,500,000		$ 6,261,000
Weighted-average grant date fair value per share of options granted to employees						$ 0.87	$ 0.087
Term of options granted									7 years	7 years	5 years	5 years
Vesting rights, description				Options granted during 2014 vested immediately or over a three year period, with 15% - 100% of the options vesting immediately upon grant and the remainder ratably over the vesting term.		Options granted prior to November 2013 vest over a 2.8 to 3 year period, with 33% of the options vesting 3 to 6 months after grant and the remainder ratably over the vesting term. Options granted after November 2013 vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years
Weighted average excerise price, Reissued				$ 0.35
Cancellation and reissuance of options				(8,610,000)
Reissuance of stock options description				The reissuance also changed the vesting to 15% vesting immediately and the remainder in 1/36th in monthly increments over the next three years.
Fair value of cancelled and reissued options				840,000
Options outstanding				9,396,000		8,910,000	3,220,735
Proceeds from exercise of stock options					3,000								2,000
Stock repurchased during period, Value				92		77
Stock repurchased during period, Shares				92,323		76,608
Share-based Compensation, Total				2,369,000	45,000								1,729,000	380,000
Weighted average remaining life of warrants				4 years 9 months 11 days		4 years 7 months 28 days
Aggregate intrinsic value of warrants						$ 469,000
Issuance of warrants to purchase of common stock	120,000	36,000	475,000			631,087